UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 143.6%(1)

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.4%
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing August 3, 2017	248	$248,892
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014	697	691,780
Term Loan, 5.56%, Maturing July 31, 2014	731	725,629
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	273	273,279
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	913	826,002
Sequa Corporation
Term Loan, 3.84%, Maturing December 3, 2014	397	393,581
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	743	734,697
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	399	399,831
Term Loan, 4.00%, Maturing February 14, 2017	1,584	1,586,899
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017	394	392,999

		$6,273,589

Air Transport — 0.6%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	428	$373,463
Orbitz Worldwide Inc.
Term Loan, 3.32%, Maturing July 25, 2014	1,372	1,306,367

		$1,679,830

Automotive — 6.8%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014	2,403	$2,389,827
Autoparts Holdings Limited
Term Loan, Maturing July 28, 2017(2)	700	705,250
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	4,098	4,169,825
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	936	937,094
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014	2,203	2,122,798
Term Loan, 2.18%, Maturing December 28, 2015	576	554,758
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 1.75%, Maturing April 30, 2014	2,300	2,296,646
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	372	374,047
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	1,265	1,268,427
SRAM, LLC
Term Loan, 4.75%, Maturing June 7, 2018	643	643,985
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	964	965,393

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TriMas Corporation
Term Loan, 4.27%, Maturing June 21, 2017		521	$522,365
Veyance Technologies, Inc.
Term Loan, 2.75%, Maturing July 31, 2014		101	95,754
Term Loan, 2.75%, Maturing July 31, 2014		702	668,528
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		425	381,083

			$18,095,780

Beverage and Tobacco — 0.0%(3)
Maine Beverage Company
Term Loan, 2.33%, Maturing March 31, 2013		68	$66,637

			$66,637

Building and Development — 1.2%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		447	$446,063
Beacon Sales Acquisition, Inc.
Term Loan, 3.07%, Maturing September 30, 2013		326	323,379
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		838	843,883
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		442	424,149
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		841	839,558
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		250	252,187

			$3,129,219

Business Equipment and Services — 14.7%
ACCO Brands Corporation
Term Loan, Maturing March 8, 2019(2)		250	$250,469
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		636	634,445
Acxiom Corporation
Term Loan, 3.50%, Maturing March 15, 2015		358	360,684
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		1,412	1,412,528
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		2,282	2,168,677
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		495	495,928
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		339	340,876
Term Loan, 2.99%, Maturing February 21, 2015		717	688,057
Audatex North America, Inc.
Term Loan, 2.69%, Maturing May 16, 2014	EUR	404	527,548
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		374	371,726
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		455	417,459
Term Loan, 3.76%, Maturing February 7, 2014		389	362,111
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		568	573,018
Brock Holdings III, Inc.
Term Loan, 6.03%, Maturing March 16, 2017		576	576,353
ClientLogic Corporation

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 7.17%, Maturing January 30, 2017	EUR	586	$734,106
Term Loan, 7.33%, Maturing January 30, 2017		303	290,225
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		329	329,674
Education Management LLC
Term Loan, Maturing March 29, 2018(2)		1,050	1,018,500
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017		424	424,997
Fidelity National Information Solutions, Inc.
Term Loan, 4.25%, Maturing July 18, 2016		173	174,651
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		325	328,128
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		721	724,080
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		860	863,448
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		1,439	1,444,073
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017		545	544,320
Term Loan, 6.25%, Maturing December 28, 2017		424	429,237
Term Loan, 10.58%, Maturing June 8, 2018		500	512,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,047	1,053,139
Lawson Software Inc.
Term Loan, Maturing March 30, 2018(2)		2,575	2,549,250
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		393	391,159
Mitchell International, Inc
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		500	487,500
Monitronics International Inc
Term Loan, 5.50%, Maturing March 16, 2018		425	425,885
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		1,387	1,388,114
Oz Management LP
Term Loan, Maturing November 15, 2016(2)		675	570,375
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		2,159	2,166,783
Res-Care, Inc.
Term Loan, 7.75%, Maturing December 22, 2016		420	413,392
Sabre, Inc.
Term Loan, 2.33%, Maturing September 30, 2014		2,583	2,428,863
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		347	347,366
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		321	322,743
Sungard Data Systems, Inc.
Term Loan, 3.98%, Maturing February 26, 2016		1,328	1,331,900
Term Loan, 3.99%, Maturing February 28, 2017		2,163	2,172,317
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		422	421,900
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		1,938	1,959,202
Travelport LLC
Term Loan, 4.97%, Maturing August 21, 2015		299	272,903
Term Loan, 5.08%, Maturing August 21, 2015		1,103	1,007,910
Term Loan, 5.80%, Maturing August 21, 2015	EUR	371	427,788

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		61	$61,380
Term Loan, 6.00%, Maturing July 28, 2017		312	313,607
West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		359	360,697
Term Loan, 4.60%, Maturing July 15, 2016		1,021	1,025,135

			$38,897,126

Cable and Satellite Television — 5.7%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		617	$617,473
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		617	617,316
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		200	200,260
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		2,225	2,207,618
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		227	227,860
CSC Holdings, Inc.
Term Loan, 1.99%, Maturing March 29, 2016		1,940	1,926,458
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		550	549,771
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	521	610,223
Term Loan, 4.06%, Maturing March 4, 2016	EUR	521	610,223
Term Loan, 8.43%, Maturing March 6, 2017	EUR	212	200,122
Term Loan - Second Lien, 5.18%, Maturing September 2, 2016	EUR	271	288,129
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		791	765,623
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		737	736,414
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,871	1,805,816
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		393	392,836
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		693	694,906
UPC Broadband Holding B.V.
Term Loan, 4.32%, Maturing December 31, 2016	EUR	726	941,748
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		379	378,531
Term Loan, 3.74%, Maturing December 29, 2017		1,037	1,032,723
Term Loan, 4.75%, Maturing December 29, 2017		200	200,208

			$15,004,258

Chemicals and Plastics — 5.7%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		945	$946,535
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		620	628,036
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		277	277,740
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		498	501,646

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		419	$420,760
Huntsman International, LLC
Term Loan, 2.55%, Maturing June 30, 2016		855	840,078
Term Loan, 2.85%, Maturing April 19, 2017		625	617,311
Ineos Holdings Limited
Term Loan, 9.00%, Maturing June 16, 2015	EUR	750	1,039,817
Ineos US Finance, LLC
Term Loan, 8.00%, Maturing December 16, 2014		147	152,563
Momentive Performance Materials Inc.
Term Loan, Maturing May 29, 2015(2)		325	311,187
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		995	956,204
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		718	714,339
Term Loan, 4.25%, Maturing May 5, 2015		323	321,149
Term Loan, 4.25%, Maturing May 5, 2015		476	470,892
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		622	626,539
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		324	325,910
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		1,163	1,172,083
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		1,679	1,538,155
Tronox, Inc.
Term Loan, 1.00%, Maturing February 8, 2018(4)		91	91,128
Term Loan, 4.25%, Maturing February 8, 2018		334	334,555
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		2,753	2,762,207

			$15,048,834

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016		272	$273,232

			$273,232

Conglomerates — 2.3%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		114	$114,137
Term Loan, 7.75%, Maturing September 22, 2014		100	99,251
Term Loan, 8.25%, Maturing September 22, 2014		46	45,619
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		1,675	1,677,457
RGIS Holdings LLC
Term Loan, 2.74%, Maturing April 30, 2014		1,837	1,814,009
Term Loan, 2.97%, Maturing April 30, 2014		93	92,141
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		1,114	1,118,581
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		1,119	1,115,712

			$6,076,907

Containers and Glass Products — 2.3%
Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		950	$929,456

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	72	$72,185
Term Loan, 4.50%, Maturing February 23, 2018	781	783,059
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	407	417,448
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	355	354,605
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	891	903,599
Term Loan, 6.50%, Maturing August 9, 2018	2,387	2,420,170
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	320	324,168

		$6,204,690

Cosmetics/Toiletries — 0.5%
Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015	193	$193,023
Term Loan, 3.67%, Maturing April 24, 2015	790	789,968
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.24%, Maturing November 28, 2014	525	351,750

		$1,334,741

Drugs — 1.3%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	790	$790,658
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	643	649,449
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	258	258,726
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	407	407,493
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	815	814,986
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	560	560,303

		$3,481,615

Electronics/Electrical — 10.5%
Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	1,224	$1,200,199
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	760	764,766
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	1,438	1,434,980
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	258	257,611
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,064	1,066,392
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	1,009	1,006,983
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	775	775,626
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,315	1,306,638
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	617	612,752

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
FCI International
Term Loan, 3.62%, Maturing November 1, 2013	65	$64,446
Term Loan, 3.62%, Maturing November 1, 2013	65	64,446
Term Loan, 3.62%, Maturing November 1, 2013	68	66,941
Term Loan, 3.62%, Maturing November 1, 2013	68	66,941
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	1,778	1,734,542
Infor Enterprise Solutions Holdings, Inc.
Term Loan, 5.74%, Maturing March 3, 2014	250	248,177
Term Loan, 4.97%, Maturing July 28, 2015	480	475,050
Term Loan, 5.97%, Maturing July 28, 2015	372	369,680
Term Loan, 5.97%, Maturing July 28, 2015	712	708,851
Term Loan, 7.25%, Maturing July 28, 2015	1,997	1,994,451
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014	92	91,609
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014	158	156,988
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	796	797,522
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	498	499,988
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,361	1,336,294
Term Loan, 5.50%, Maturing March 3, 2017	522	521,504
Term Loan, 5.25%, Maturing March 19, 2019	825	818,812
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014	1,140	1,063,246
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	224	225,139
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	250,000
Rovi Solutions Corporation
Term Loan, Maturing March 28, 2019(2)	400	398,000
Semtech Corp
Term Loan, 4.25%, Maturing March 15, 2017	200	200,000
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,787	1,787,431
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	715	696,853
Term Loan, Maturing March 10, 2016(2)	175	172,375
Shield Finance Co S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	403	402,688
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	124	124,997
Term Loan, 6.50%, Maturing May 26, 2017	489	491,639
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	700	711,900
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	372	373,118
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	249	250,341
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,068	1,063,334
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	1,079	1,071,724

		$27,724,974

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 1.0%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	423	$424,461
Delos Aircraft Inc.
Term Loan, 7.00%, Maturing March 17, 2016	425	427,628
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,700	1,714,875

		$2,566,964

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016	301	$303,089

		$303,089

Financial Intermediaries — 6.2%
AmWINS Group, Inc.
Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	500	$473,750
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	642	643,480
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	345	343,104
Term Loan, 3.74%, Maturing September 4, 2019	325	324,042
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	1,342	1,332,301
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	245	236,108
Term Loan, 2.99%, Maturing September 24, 2014	992	958,066
Term Loan, 2.99%, Maturing September 24, 2014	1,000	965,214
Term Loan, 4.24%, Maturing March 23, 2018	1,020	931,748
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,097	1,056,060
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	375	375,937
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	530	532,424
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	959	958,600
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(2)	475	465,500
Term Loan, 4.00%, Maturing March 22, 2019	1,550	1,550,969
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	323	324,175
Nuveen Investments, Inc.
Term Loan, 5.75%, Maturing May 12, 2017	1,412	1,412,891
Term Loan, 5.76%, Maturing May 13, 2017	1,209	1,211,095
Term Loan, 7.25%, Maturing May 13, 2017	225	227,813
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(5)	4	3,053
Term Loan, 7.00%, Maturing December 10, 2015(5)	118	92,240
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	1,762	1,766,092
Vantiv, LLC
Term Loan, 2.75%, Maturing February 27, 2019	250	250,547

		$16,435,209

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 6.3%
Dean Foods Company
Term Loan, 1.75%, Maturing April 2, 2014		1,285	$1,274,015
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		3,327	3,323,203
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,183	1,190,948
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018		318	318,680
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		995	997,630
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		824	825,936
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		2,883	2,890,172
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		916	917,576
Pinnacle Foods Finance LLC
Term Loan, 2.83%, Maturing April 2, 2014		2,906	2,913,612
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		2,117	2,131,174

			$16,782,946

Food Service — 6.1%
Aramark Corporation
Term Loan, 3.34%, Maturing July 26, 2016		88	$88,026
Term Loan, 3.34%, Maturing July 26, 2016		157	156,661
Term Loan, 3.49%, Maturing July 26, 2016		2,386	2,382,143
Term Loan, 3.65%, Maturing July 26, 2016		1,081	1,079,597
Term Loan, 4.40%, Maturing July 26, 2016	GBP	475	748,366
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(6)		624	276,006
Term Loan, 0.00%, Maturing April 22, 2015(6)		68	36,019
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		2,244	2,243,438
Denny’s Inc.
Term Loan, 5.25%, Maturing September 30, 2016		864	867,415
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,557	1,558,805
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		1,345	1,345,868
NPC International, Inc.
Term Loan, Maturing April 12, 2019(2)		350	350,000
OSI Restaurant Partners, LLC
Term Loan, 3.19%, Maturing June 14, 2013		236	232,044
Term Loan, 2.57%, Maturing June 14, 2014		2,342	2,303,994
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		1,496	1,447,021
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		675	673,216
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		397	398,668

			$16,187,287

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 5.0%
Alliance Boots Holdings Limited
Term Loan, 3.59%, Maturing July 9, 2015	GBP	1,775	$2,620,503
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		3,100	3,098,701
Pantry, Inc. (The)
Term Loan, 2.00%, Maturing May 15, 2014		107	105,695
Term Loan, 2.00%, Maturing May 15, 2014		373	367,042
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		3,907	3,845,036
Term Loan, 4.50%, Maturing March 2, 2018		1,069	1,058,751
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		500	503,750
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		1,634	1,635,878

			$13,235,356

Health Care — 17.0%
1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		448	$451,763
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		299	298,034
Term Loan, 4.50%, Maturing June 30, 2017		1,194	1,189,150
Term Loan, Maturing March 28, 2018(2)		225	224,438
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		526	486,723
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		348	349,104
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		160	160,466
Term Loan, 8.50%, Maturing April 14, 2015		160	160,466
Biomet Inc.
Term Loan, 3.38%, Maturing March 25, 2015		2,919	2,890,659
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		767	753,638
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		1,266	1,254,587
Term Loan, 5.25%, Maturing September 15, 2017		324	324,188
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		2,566	2,536,979
Term Loan, 3.99%, Maturing January 25, 2017		1,546	1,526,551
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013		237	232,596
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		346	344,761
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		487	444,431
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		1,481	1,489,390
DJO Finance LLC
Term Loan, 5.24%, Maturing November 1, 2016		913	907,193
Term Loan, 6.25%, Maturing September 15, 2017		750	748,907
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		992	940,224
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		1,938	1,942,692

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		1,465	$1,465,453
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		320	318,178
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		2,218	2,181,057
Term Loan, 3.49%, Maturing May 1, 2018		925	907,917
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		948	941,608
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		842	843,341
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		348	352,748
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		2,314	2,198,287
Term Loan, 6.75%, Maturing May 15, 2018		571	542,153
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		918	883,635
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		2,244	2,292,243
Lifepoint Hospitals, Inc.
Term Loan, 3.24%, Maturing April 15, 2015		1,086	1,084,613
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		432	435,034
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		422	411,267
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		1,209	1,198,754
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		973	985,429
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		339	337,684
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 22, 2015		1,022	1,014,259
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,035	1,032,615
Select Medical Corporation
Term Loan, 5.50%, Maturing May 25, 2018		1,514	1,479,507
Sunrise Medical Holdings B.V.
Term Loan, 7.25%, Maturing May 13, 2014	EUR	120	155,612
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		744	744,375
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		1,017	1,017,284
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		500	496,719
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		737	739,092
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		1,469	1,460,590

			$45,176,394

Home Furnishings — 1.0%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		170	$158,736

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National Bedding Company LLC
Term Loan, 3.76%, Maturing November 28, 2013		949	$949,238
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		1,150	1,142,813
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(5)		128	114,858
Sofia III S.a.r.l.
Term Loan, 2.92%, Maturing June 24, 2016	EUR	387	407,543

			$2,773,188

Industrial Equipment — 2.5%
Alliance Laundry Systems LLC
Term Loan, 6.28%, Maturing September 30, 2016		426	$426,849
Butterfly Wendel US, Inc.
Term Loan, 3.19%, Maturing June 23, 2014		418	416,614
Term Loan, 3.94%, Maturing June 22, 2015		571	568,445
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		648	649,998
Grede LLC
Term Loan, Maturing April 3, 2017(2)		425	416,500
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018		1,292	1,303,283
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(7)		255	236,513
Term Loan, 3.99%, Maturing December 23, 2015(7)		255	236,513
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		291	290,500
Polypore, Inc.
Term Loan, 2.25%, Maturing July 3, 2014		1,512	1,494,921
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		575	578,378

			$6,618,514

Insurance — 3.4%
Applied Systems, Inc
Term Loan, 5.53%, Maturing December 8, 2016		691	$689,522
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		3,759	3,727,920
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		850	862,962
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		692	695,409
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		475	478,712
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		178	175,887
Term Loan, 2.97%, Maturing June 13, 2014		792	786,109
Term Loan, 6.75%, Maturing June 13, 2014		268	268,712
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		498	497,271
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		905	890,548

			$9,073,052

Leisure Goods/Activities/Movies — 7.1%
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		1,906	$1,889,810
Term Loan, 4.25%, Maturing February 22, 2018		499	495,009

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,169	$1,165,760
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, Maturing June 28, 2016		975	975,442
Bright Horizons Family Solutions, Inc.
Term Loan, 4.28%, Maturing May 28, 2015		450	450,418
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		942	947,485
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		1,447	1,452,666
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		1,891	1,898,556
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		1,812	1,823,457
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		491	490,022
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		1,127	1,128,643
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		2,024	2,020,158
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014		456	333,146
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(5)		450	157,320
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		836	835,860
Term Loan, Maturing August 17, 2017(2)		325	325,100
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		1,075	1,075,370
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		934	947,341
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		479	466,278

			$18,877,841

Lodging and Casinos — 2.9%
Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		402	$410,952
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		520	520,955
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		978	1,007,802
Term Loan, 5.49%, Maturing January 26, 2018		1,230	1,112,849
Gala Group LTD
Term Loan, 5.71%, Maturing May 30, 2018	GBP	825	1,117,801
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		470	472,748
Las Vegas Sands LLC
Term Loan, 2.75%, Maturing November 23, 2016		291	280,868
Term Loan, 2.75%, Maturing November 23, 2016		1,151	1,112,368
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		436	421,054
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		571	571,460
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		300	301,187

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 13, 2018		250	$248,360

			$7,578,404

Nonferrous Metals/Minerals — 1.7%
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		1,883	$1,889,135
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		525	529,594
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		323	323,073
Term Loan, 4.00%, Maturing March 10, 2017		1,358	1,356,546
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		496	499,562

			$4,597,910

Oil and Gas — 3.7%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		274	$274,993
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		274	275,684
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		94	94,264
Term Loan, 9.00%, Maturing June 23, 2017		1,253	1,285,571
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 20, 2018		575	586,260
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		1,325	1,301,537
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,006	2,002,224
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		1,042	1,049,680
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		622	621,813
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,612	1,624,594
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		52	52,006
Term Loan, 6.50%, Maturing April 20, 2017		85	85,143
Term Loan, 6.50%, Maturing April 20, 2017		641	642,553

			$9,896,322

Publishing — 4.9%
Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		545	$539,193
Aster Zweite Beteiligungs GmbH
Term Loan, 5.67%, Maturing December 30, 2014	EUR	214	276,144
Term Loan, 4.49%, Maturing December 31, 2014		548	519,601
Term Loan, 4.49%, Maturing December 31, 2014		561	531,423
Term Loan, 5.67%, Maturing December 31, 2014	EUR	240	308,652
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		320	96,935
Term Loan, 2.25%, Maturing August 28, 2014		714	216,240
Term Loan, 2.50%, Maturing August 28, 2014		345	104,392
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		300	301,438

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 5.25%, Maturing November 7, 2016		1,471	$1,480,227
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014		84	75,898
Term Loan, 3.62%, Maturing August 7, 2014		805	728,082
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		1,581	1,585,218
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		3,074	3,016,232
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		59	57,402
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		645	606,205
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014		231	212,615
Nielsen Finance LLC
Term Loan, 3.49%, Maturing May 2, 2016		990	990,048
Term Loan, 3.99%, Maturing May 2, 2016		973	975,289
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013		254	254,010

			$12,875,244

Radio and Television — 3.5%
Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		984	$800,577
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		2,617	2,629,507
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		268	270,678
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		265	265,621
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		346	343,281
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		299	301,120
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		259	259,613
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		405	406,075
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		447	439,926
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		181	180,451
Term Loan, Maturing December 15, 2016(2)		194	193,597
Tyrol Acquisitions 2 SAS
Term Loan, 4.42%, Maturing January 29, 2016	EUR	500	583,702
Term Loan, 4.42%, Maturing January 29, 2016	EUR	500	583,702
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		323	318,749
Term Loan, 4.49%, Maturing March 31, 2017		1,743	1,619,799

			$9,196,398

Rail Industries — 0.2%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		400	$400,375

			$400,375

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 5.9%
99 Cents Only Stores
Term Loan, 7.75%, Maturing January 11, 2019		249	$254,441
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		1,756	1,762,030
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		645	639,480
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		911	920,380
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		868	855,024
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,386	1,379,940
Michaels Stores, Inc.
Term Loan, 5.07%, Maturing July 29, 2016		1,574	1,580,317
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		2,050	2,048,719
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,602	1,602,228
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		899	902,110
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		581	582,044
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		135	133,380
Term Loan, 2.80%, Maturing July 24, 2014		1,352	1,339,360
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		659	642,146
Vivarte SA
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	13	10,812
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	88	75,687
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	900	778,499

			$15,506,597

Steel — 0.3%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		347	$347,368
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		496	496,250

			$843,618

Surface Transport — 1.1%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,782	$1,779,217
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 15, 2017		1,000	1,007,813

			$2,787,030

Telecommunications — 5.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		913	$846,452
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		422	423,922
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		948	943,940

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		5,161	$5,194,180
Macquarie UK Broadcast Limited
Term Loan, 2.95%, Maturing December 1, 2014	GBP	414	607,524
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,042	3,024,958
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		910	908,665
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		471	471,437
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		741	744,643
Telesat LLC
Term Loan, Maturing March 26, 2019(2)		1,950	1,951,706
Windstream Corporation
Term Loan, 3.25%, Maturing December 17, 2015		621	620,640

			$15,738,067

Utilities — 3.7%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		1,287	$1,290,063
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		471	470,318
Term Loan, 4.50%, Maturing April 2, 2018		2,401	2,393,922
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		249	255,280
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		473	495,665
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		265	249,768
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		374	373,127
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		2,732	2,731,109
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		2,601	1,452,469

			$9,711,721

Total Senior Floating-Rate Interests (identified cost $381,585,780)			$380,452,958

Corporate Bonds & Notes — 7.6%
Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.0%(3)
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		77	$86,433

			$86,433

		N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)		Value
Brokers, Dealers and Investment Houses — 0.0%(3)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(8)		30	$30,675

			$30,675

Business Equipment and Services — 0.1%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		210	$202,650
Lawson Software, Inc., Sr. Notes
9.375%, 4/1/19(8)		35	36,291

			$238,941

Chemicals and Plastics — 0.9%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		1,000	$1,027,500
Ineos US Finance LLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	500	665,183
8.375%, 2/15/19(8)		500	530,000
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19(8)		200	200,500

			$2,423,183

Conglomerates — 0.0%(3)
RBS Global & Rexnord Corp.
11.75%, 8/1/16		90	$95,513

			$95,513

Containers and Glass Products — 0.2%
Berry Plastics Corp., Sr. Notes
5.322%, 2/15/15(9)		500	$502,500

			$502,500

Cosmetics/Toiletries — 0.1%
Revlon Consumer Products Corp.
9.75%, 11/15/15(8)		165	$178,200

			$178,200

Equipment Leasing — 0.6%
Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17(8)		25	$25,000
7.625%, 4/15/20(8)		15	15,000
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	1,022,500
6.75%, 9/1/16(8)		175	188,344
7.125%, 9/1/18(8)		175	191,625

			$1,442,469

Financial Intermediaries — 0.3%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		500	$511,875
Ford Motor Credit Co., LLC, Sr. Notes
8.00%, 12/15/16		125	145,209

			$657,084

	N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)	Value
Health Care — 0.0%(3)
Biomet, Inc.
10.375%, 10/15/17(7)	55	$59,537
USPI Finance Corp., Sr. Notes
9.00%, 4/1/20(8)	35	36,225

		$95,762

Industrial Equipment — 0.4%
Terex Corp., Sr. Notes
10.875%, 6/1/16	1,000	$1,142,500

		$1,142,500

Insurance — 0.0%(3)
Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	25	$26,344
USI Holdings Corp., Sr. Notes
4.378%, 11/15/14(8)(9)	35	32,900

		$59,244

Leisure Goods/Activities/Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	60	$63,150
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	50	52,500
6.875%, 12/1/13	20	21,200
7.25%, 6/15/16	10	10,850
7.25%, 3/15/18	20	21,500
Seven Seas Cruises, S de RL, LLC
9.125%, 5/15/19(8)	10	10,200

		$179,400

Lodging and Casinos — 1.1%
Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(8)	265	$94,075
Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)	1,075	1,096,500
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	57	56,003
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	85	74,162
11.00%, 9/15/18(8)	235	173,900
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	1,110,000
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	165	165,825
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(8)	102	58,955

		$2,829,420

Nonferrous Metals/Minerals — 0.1%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19	330	$345,675

		$345,675

	N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.1%
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	65	$70,850
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	65	69,062
SESI, LLC, Sr. Notes
6.875%, 6/1/14	30	30,225

		$170,137

Publishing — 0.7%
Laureate Education, Inc.
11.00%, 8/15/15(8)	1,215	$1,251,450
11.25%, 8/15/15(7)(8)	626	650,920
12.75%, 8/15/17(8)	45	48,263

		$1,950,633

Radio and Television — 0.6%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)	1,000	$1,063,750
LBI Media, Inc., Sr. Disc. Notes
11.00%, 10/15/13	15	13,425
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)	485	551,081

		$1,628,256

Rail Industries — 0.0%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	100	$101,500

		$101,500

Retailers (Except Food and Drug) — 0.2%
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	220	$221,377
Toys “R” Us
10.75%, 7/15/17	235	258,500
Toys “R” Us, Sr. Notes
7.875%, 4/15/13	65	67,600

		$547,477

Steel — 0.0%
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(5)(6)	240	$0

		$0

Telecommunications — 0.4%
Digicel Group, Ltd., Sr. Notes
8.875%, 1/15/15(8)	815	$831,300
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	205	216,275

		$1,047,575

Utilities — 1.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	2,375	$2,547,187

	N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)	Value
7.875%, 1/15/23(8)	1,700	$1,844,500
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	10	10,125

		$4,401,812

Total Corporate Bonds & Notes (identified cost $19,558,242)		$20,154,389

Asset-Backed Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.974%, 12/15/20(9)	$229	$191,004
Avalon Capital Ltd. 3, Series 1A, Class D, 2.442%, 2/24/19(8)(9)	295	232,422
Babson Ltd., Series 2005-1A, Class C1, 2.517%, 4/15/19(8)(9)	376	278,651
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.96%, 8/11/16(8)(9)	500	447,660
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.975%, 3/8/17(9)	492	425,697
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.317%, 7/17/19(9)	500	386,404
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.224%, 3/25/20(8)(9)	1,000	801,890
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.81%, 4/25/21(8)(9)	1,000	749,469

Total Asset-Backed Securities (identified cost $4,369,083)		$3,513,197

Common Stocks — 1.7%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(10)(11)	10,159	$358,105

		$358,105

Building and Development — 0.1%
Panolam Industries International, Inc.(5)(11)(12)	131	$111,879
United Subcontractors, Inc.(5)(10)(11)	277	19,775

		$131,654

Diversified Manufacturing — 0.0%(3)
MEGA Brands, Inc.(11)	8,319	$54,973

		$54,973

Financial Intermediaries — 0.0%(3)
RTS Investor Corp.(5)(10)(11)	41	$3,273

		$3,273

Food Service — 0.0%
Buffets, Inc.(5)(11)	12,234	$0

		$0

Home Furnishings — 0.1%
Oreck Corp.(5)(10)(11)	2,275	$139,116
Sanitec Europe Oy B Units(5) (10) (11)	26,249	157,537

	N(000.000.000	N(000.000.000
Security	Shares	Value
Sanitec Europe Oy E Units(5)(10)(11)	25,787	$0

		$296,653

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	22,424	$584,986

		$584,986

Lodging and Casinos — 0.2%
Affinity Gaming, LLC(5)(10)(11)	23,498	$138,640
Greektown Superholdings, Inc.(11)	45	2,261
Tropicana Entertainment, Inc.(5)(10)(11)	25,430	405,609

		$546,510

Nonferrous Metals/Minerals — 0.1%
Euramax International, Inc.(5)(10)(11)	468	$140,250

		$140,250

Oil and Gas — 0.0%(3)
SemGroup Corp.(11)	750	$21,855

		$21,855

Publishing — 0.7%
Ion Media Networks, Inc.(5)(10)(11)	2,155	$1,724,000
MediaNews Group, Inc.(5)(10)(11)	5,771	115,481
SuperMedia, Inc.(10)(11)	3,353	8,014

		$1,847,495

Steel — 0.2%
RathGibson Acquisition Co., LLC(5)(11)(12)	10,700	$465,450

		$465,450

Total Common Stocks (identified cost $2,531,962)		$4,451,204

Warrants — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
SemGroup Corp., Expires 11/30/14(11)	789	$5,803

		$5,803

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(10)(11)	781	$0

		$0

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(5)(10)(11)	4,188	$0
Oriental Trading Co., Inc., Expires 2/11/16(5)(10)(11)	3,817	0

		$0

Total Warrants (identified cost $8)		$5,803

	N(000.000.000	N(000.000.000

Miscellaneous — 0.0%(3)

Security	Shares	Value
Business Equipment and Services — 0.0%(3)
NCS Acquisition Corp., Escrow Certificate(5) (11)	20,000	$1,379

		$1,379

Cable and Satellite Television — 0.0%(3)
Adelphia Recovery Trust(5)(11)	261,268	$0
Adelphia, Inc., Escrow Certificate(11)	270,000	1,687

		$1,687

Total Miscellaneous (identified cost $251,158)		$3,066

Short-Term Investments — 6.0%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(13)	$9,791	$9,790,746
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/2/12	6,181	6,180,881

Total Short-Term Investments (identified cost $15,971,627)		$15,971,627

Total Investments — 160.2% (identified cost $424,267,860)		$424,552,244

Less Unfunded Loan Commitments — (0.0)%(3)		$(91,071)

Net Investments — 160.2% (identified cost $424,176,789)		$424,461,173

Other Assets, Less Liabilities — (18.7)%		$(49,386,431)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.5)%		$(110,000,960)

Net Assets Applicable to Common Shares — 100.0%		$265,073,782

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2012, at which time the interest rate will be determined.

(3)	Amount is less than 0.05%.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $16,810,258 or 6.3% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2012.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
March 31, 2012 was $7,343.

A summary of open financial instruments at March 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/12	British Pound Sterling 361,974	United States Dollar 567,411	JPMorgan Chase Bank	$(11,466)
4/30/12	Euro 4,645,965	United States Dollar 6,097,365	Deutsche Bank	(99,669)
5/31/12	British Pound Sterling 2,852,534	United States Dollar 4,512,709	JPMorgan Chase Bank	(48,169)
5/31/12	Euro 2,450,699	United States Dollar 3,285,677	Citibank NA	16,249

				$(143,055)

At March 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $16,249 and $159,304, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$424,200,854

Gross unrealized appreciation	$7,884,731
Gross unrealized depreciation	(7,624,412)

Net unrealized appreciation	$260,319

Restricted Securities

At March 31, 2012, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Industries International, Inc.	12/30/09	131	$71,985	$111,879
RathGibson Acquisition Co., LLC	6/14/10	10,700	56,785	465,450

Total Restricted Securities			$128,770	$577,329

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$379,994,416	$367,471	$380,361,887
Corporate Bonds & Notes	—	20,095,434	58,955	20,154,389
Asset-Backed Securities	—	3,513,197	—	3,513,197
Common Stocks	84,842	945,352	3,421,010	4,451,204
Warrants	—	5,803	0	5,803
Miscellaneous	—	1,687	1,379	3,066
Short-Term Investments	—	15,971,627	—	15,971,627
Total Investments	$84,842	$420,527,516	$3,848,815	$424,461,173
Forward Foreign Currency Exchange Contracts	$—	$16,249	$—	$16,249
Total	$84,842	$420,543,765	$3,848,815	$424,477,422

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(159,304)	$—	$(159,304)
Total	$—	$(159,304)	$—	$(159,304)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Interests	Investments in Corporate Bonds & Notes	Investments in Common Stocks, Warrants and Miscellaneous	Total
Balance as of June 30, 2011	$810,063	$185,452	$3,601,369	$4,596,884
Realized gains (losses)	(544,361)	114,308	484,565	54,512
Change in net unrealized appreciation (depreciation)	615,404	(28,039)	(358,184)	229,181
Cost of purchases(1)	3,694	4,838	—	8,532
Proceeds from sales(1)	(521,325)	(218,808)	(592,180)	(1,332,313)
Accrued discount (premium)	3,996	1,204	—	5,200
Transfers to Level 3*	—	—	286,819	286,819
Transfers from Level 3*	—	—	—	—

Balance as of March 31, 2012	$367,471	$58,955	$3,422,389	$3,848,815

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2012	$13,391	$845	$159,484	$173,720

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the three months then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012